Global Fixed Income (GBP Hedge) Portfolio
Global Fixed Income (GBP Hedge) Portfolio
INVESTMENT OBJECTIVE
The investment objective of the Global Fixed Income (GBP Hedge) Portfolio (the “Global Fixed Income Portfolio” or the “Portfolio”) is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fixed Income Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Global Fixed Income (GBP Hedge) Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Global Fixed Income (GBP Hedge) Portfolio Institutional Class
Management Fee		0.25%
Other Expenses	[1]	0.09%
Acquired Fund Fees and Expenses	[2]	0.24%
Total Annual Fund Operating Expenses		0.58%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[3]	0.21%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.37%
[1]	The Global Fixed Income Portfolio is a new portfolio, so the "Other Expenses" shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Represents the amount of fees and expenses anticipated to be incurred by the Global Fixed Income Portfolio through its investments in other funds managed by the Advisor (the "Underlying Funds") and other investment companies for the first full fiscal year.
[3]	Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.25% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor (the "Underlying Funds"). In addition, under the Fee Waiver and Expense Assumption Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding any applicable 12b-1 fees) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. At any time that the Portfolio's annualized Portfolio Expenses are less than the Portfolio's Expense Limitation Amount, described above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses of a class of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Example
This Example is meant to help you compare the cost of investing in the Global Fixed Income Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Global Fixed Income Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years
Global Fixed Income (GBP Hedge) Portfolio Institutional Class	38	165

Portfolio Turnover
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Fixed Income Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Global Fixed Income Portfolio is new, information about portfolio turnover rate is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

The Global Fixed Income Portfolio is a "fund of funds," which means that the Global Fixed Income Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. The Global Fixed Income Portfolio seeks to achieve exposure to a universe of fixed income obligations of issuers that are in developed countries, by primarily purchasing shares of the DFA Five-Year Global Fixed Income Portfolio, the DFA Short-Term Extended Quality Portfolio, the DFA Two-Year Global Fixed Income Portfolio, the DFA World ex U.S. Government Fixed Income Portfolio and the DFA One-Year Fixed Income Portfolio (the "Underlying Funds"). In addition, the Global Fixed Income Portfolio will hedge the U.S. dollar exposure of the Portfolio's investments into British pound sterling.

The Global Fixed Income Portfolio typically allocates its investments among the Underlying Funds in the following manner: 45% to 75% in the DFA Five-Year Global Fixed Income Portfolio, 25% to 45% in the DFA Short-Term Extended Quality Portfolio, 0% to 20% in the DFA Two-Year Global Fixed Income Portfolio and 0% to 20% in the DFA World ex U.S. Government Portfolio. In addition, the Global Fixed Income Portfolio may allocate 0% to 10% of its assets in the DFA One-Year Fixed Income Portfolio to help manage the liquidity needs of the Portfolio with respect to managing the Portfolio's derivative transactions and shareholder purchase and redemption activity. Allocations by the Global Fixed Income Portfolio among the Underlying Funds within the ranges described above are based on consideration between expected returns and capital preservation. Periodically, the Advisor will review the allocations for the Global Fixed Income Portfolio in each Underlying Fund. If the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocation ranges for the Global Fixed Income Portfolio. From time to time, the Advisor also may add or remove Underlying Funds in the Global Fixed Income Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the Global Fixed Income Portfolio's net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in fixed income securities. The Global Fixed Income Portfolio ordinarily will have an average weighted maturity of less than five years.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in that longer-term area; otherwise, the portfolio will focus investment in the short-term range of the eligible maturity range. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Global Fixed Income Portfolio may invest directly or through its investment in the Underlying Funds in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Investments in fixed income securities will be considered investment grade at the time of purchase. The DFA One-Year Fixed Income Portfolio generally invests in a universe of fixed income securities that typically mature in one year or less; however, the DFA One-Year Fixed Income Portfolio may take a large position in securities maturing within two years of the date of settlement when higher yields are available. The DFA Two-Year Global Fixed Income Portfolio generally invests in a universe of investment grade fixed income securities maturing in two years or less. The DFA Five-Year Global Fixed Income Portfolio and the DFA Short-Term Extended Quality Portfolio each generally invests in a universe of fixed income securities that mature in five years or less from the date of settlement. The DFA Five-Year Global Fixed Income Portfolio generally invests in securities rated in the top half of the investment grade spectrum, while the DFA Short-Term Extended Quality Portfolio invests with an emphasis on securities rated in the lower half of the investment grade spectrum. The DFA World ex U.S. Government Fixed Income Portfolio focuses its investment in a universe of obligations issued by primarily non-U.S. government issuers and supranational organizations and their agencies having investment grade credit ratings at the time of purchase.

The Global Fixed Income Portfolio will use forward foreign currency contracts to hedge the U.S. dollar exposure of the Portfolio's investments into British pound sterling. In addition, because many of the investments of each Underlying Fund (other than the DFA One-Year Fixed Income Portfolio) will be denominated in foreign currencies, an Underlying Fund will also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. Each Underlying Fund (other than the DFA One-Year Fixed Income Portfolio) may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Global Fixed Income Portfolio and the Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the Global Fixed Income Portfolio invests as of the date of this Prospectus is described in the Portfolio's Prospectus in the section entitled "ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES."
PRINCIPAL RISKS
Fund of Funds Risk: The investment performance of the Global Fixed Income Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor's decisions regarding the allocation of the Portfolio's assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund that underperforms other funds. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds' investments. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. The risks of the Underlying Funds' investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, and, in turn, the Global Fixed Income Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause the Portfolio's income to decline.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity's debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Global Fixed Income Portfolio will be exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.
PERFORMANCE
Performance information is not available for the Global Fixed Income Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.